Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2018
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Income and Share Data Used in Basic and Diluted EPS Computations

The following table reflects the income and share data used in the basic and diluted EPS computations:

	2018	2017	2016
	(Thousands of yen, except number of shares)
Profit for the year attributable to shareholder of the Group for basic earnings and diluted EPS	320,377	1,144,817	577,828

Basic EPS
Weighted average number of common shares for basic EPS(i)	20,754,843	20,148,700	19,579,647
Basic EPS	15.44	56.82	29.51

Diluted EPS
Increase in number of shares due to the effect dilution	858,992	1,233,660	286,967
Weighted average number of shares adjusted for the effect of dilution(i)	21,613,835	21,382,360	19,866,614
Diluted EPS	14.82	53.54	29.09

(i)	The weighted average number of shares takes into account the weighted average effect of changes resulting from treasury share transactions during the year.